Organization and Nature of Operations - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Organization Consolidation Basis Of Presentation Business Description And Accounting Policies [Line Items]
Net loss	¥ (301,700)	$ (42,495)	¥ (328,221)	¥ (313,959)
Net loss	(302,341)	(42,585)	(329,331)	(313,896)
Accumulated deficit	(1,754,542)		(1,450,374)		$ (247,122)
Net cash used in operating activities	(88,410)	$ (12,452)	(173,458)	(121,629)
Cash and cash equivalents, at carrying value	228,250		249,310	246,863	32,148
short-term deposits	14,397				2,028
Short-term investments	57,494		0		8,098
restricted short-term deposits	33,942		0		4,781
Credit Facilities [Member]
Organization Consolidation Basis Of Presentation Business Description And Accounting Policies [Line Items]
Debt instrument, unused borrowing capacity, amount	¥ 31,000				4,366
Debt instrument, maturity date	Nov. 30, 2024	Nov. 30, 2024
Variable Interest Entity, Primary Beneficiary [Member]
Organization Consolidation Basis Of Presentation Business Description And Accounting Policies [Line Items]
Net loss	¥ (5,234)	$ (737)	(38,091)	(8,534)
Net cash used in operating activities	14,870	$ 2,094	4,627	¥ (3,482)
Cash and cash equivalents, at carrying value	¥ 4,113		¥ 11,404		$ 579
Variable Interest Entity, Primary Beneficiary [Member] | Revenue Benchmark [Member] | Revenue From Variable Interest Entity And Its Subsidiaries [Member]
Organization Consolidation Basis Of Presentation Business Description And Accounting Policies [Line Items]
Concentration risk, percentage	7.86%	7.86%	0.01%	0.40%
Exclusive Consulting And Service Agreement [Member] | EHang Intelligent Equipment (Guangzhou) Co., Ltd. ("EHang Intelligent" or the "WFOE") [Member]
Organization Consolidation Basis Of Presentation Business Description And Accounting Policies [Line Items]
Percentage of consolidated net profits agreed to pay as a service fee	100.00%	100.00%
Nominee Shareholder [Member] | EHang Intelligent Equipment (Guangzhou) Co., Ltd. ("EHang Intelligent" or the "WFOE") [Member]
Organization Consolidation Basis Of Presentation Business Description And Accounting Policies [Line Items]
Interest-free loans granted, aggregate amount	¥ 60,000
Consulting and service agreement term	The Exclusive Consulting and Service Agreement is valid for 10 years and renewable at the WFOE’s option.	The Exclusive Consulting and Service Agreement is valid for 10 years and renewable at the WFOE’s option.
Variable Interest Entity and Its Subsidaries [Member]
Organization Consolidation Basis Of Presentation Business Description And Accounting Policies [Line Items]
Net loss	¥ 26,013	$ 3,664	¥ 47,683	¥ 36,371